SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Current - Local
-Income tax expense	(4,053)	4,796
Labuan [Member]
Current:
Current -Foreign	(4,796)	4,796
MALAYSIA
Current:
Current -Foreign	$ 743